Acquisitions	12 Months Ended
Dec. 31, 2013
Acquisitions
Acquisitions

6. Acquisitions

        We account for acquisitions using the acquisition method of accounting, and, accordingly, the results of operations for each acquisition have been included in our consolidated results from their respective acquisition dates. Cash consideration for our various acquisitions was primarily provided through borrowings under our credit facilities and cash equivalents on-hand. The unaudited pro forma results of operations (including revenue and earnings) for the current and prior periods are not presented due to the insignificant impact of the 2011, 2012 and 2013 acquisitions on our consolidated results of operations. Noteworthy acquisitions are as follows:

        In January 2011, we acquired the remaining 80% interest of our joint venture in Poland (Iron Mountain Poland Holdings Limited) in a stock transaction for an estimated purchase price of approximately $80,000, including an initial cash purchase price of $35,000. As a result, we now own 100% of our Polish operations, which provide storage rental and records and information management services. The terms of the purchase and sale agreement also required a second payment based upon the audited financial results of the joint venture. This payment of $42,259 was based upon a formula defined in the purchase and sale agreement and was paid in the second quarter of 2011. Additionally, in July 2012, we paid $2,500 of contingent consideration based upon the satisfaction of certain performance criteria. The carrying value of the 20% interest that we previously held and accounted for under the equity method of accounting amounted to approximately $5,774, and the fair value on the date of the acquisition of such interest of the additional 80% interest was approximately $11,694 and resulted in a gain being recorded to other (income) expense, net of approximately $5,920 in the year ended December 31, 2011. The fair value of our previously held equity interest was derived by reducing the total estimated consideration for the 80% equity interest purchased by 40%, which represents management's estimate of the control premium paid, in order to derive the fair value of $11,694 for the 20% noncontrolling equity interest which we previously held. We determined that a 40% control premium was appropriate after considering the size and location of the business acquired, the potential future profits expected to be generated by the Polish entity and publicly available market data. One of the members of our board of directors and several of his family members held an indirect equity interest in one of the stockholders that received proceeds in connection with this transaction. As a result of this equity interest, such board member, together with several of his family members, received approximately 24% of the purchase price that we paid (including the contingent consideration discussed above).

        In April 2012, in order to enhance our existing operations in Brazil, we acquired the stock of Grupo Store, a storage rental and records management and data protection business in Brazil with locations in Sao Paulo, Rio de Janeiro, Porto Alegre and Recife, for a purchase price of approximately $79,000 ($75,000, net of cash acquired). Included in the purchase price is approximately $8,000 being held in escrow to secure a working capital adjustment and the indemnification obligations of the former owners of the business ("Sellers") to IMI. In 2013, approximately $1,500 of the escrow funds were released to the Sellers in connection with the final working capital adjustment. Unless paid to us in accordance with the terms of the agreement, all amounts remaining in escrow after any indemnification payments are paid out will be released to the Sellers in four annual installments, commencing in April 2014.

        In May 2012, we acquired a controlling interest of our joint venture in Switzerland (Sispace AG), which provides storage rental and records and information management services, in a stock transaction for a cash purchase price of approximately $21,600. The carrying value of the 15% interest that we previously held and accounted for under the equity method of accounting amounted to approximately $1,700 as of the date of acquisition, and the fair value on the date of the acquisition of such interest was approximately $2,700. This resulted in a gain being recorded to other income (expense), net of approximately $1,000 in the second quarter of 2012. The fair value of our previously held equity interest was derived by reducing the total estimated consideration for the controlling interest purchased by 30%, which represents management's estimate of the control premium paid, in order to derive the fair value of $2,700 for the 15% noncontrolling equity interest which we previously held. We determined the 30% control premium was appropriate after considering the size and location of the business acquired, the potential future profits expected to be generated by the Swiss entity and other publicly available market data.

        In May 2013, in order to further enhance our existing operations in the U.S., we acquired a storage rental and records management business in Texas with locations in Michigan, Texas and Florida, in a cash transaction for a purchase price of approximately $25,000. Included in the purchase price is approximately $1,600 held in escrow to secure a post-closing working capital adjustment. The amounts held in escrow for purposes of the post-closing working capital adjustment will be distributed either to us or the former owners based on the final agreed upon post-closing working capital amount.

        In June 2013, in order to further enhance our existing operations in Brazil, we acquired the stock of Archivum Comercial Ltda. and AMG Comercial Ltda., storage rental and records management businesses in Sao Paulo, Brazil, in a single transaction for an aggregate purchase price of approximately $29,000. Included in the purchase price is approximately $2,900 held in escrow to secure a post-closing working capital adjustment and the indemnification obligations of the former owners of the businesses to us.

        In September 2013, in order to further enhance our existing operations in Latin America, we acquired certain entities with operations in Colombia and Peru. We acquired the stock of G4S Secure Data Solutions Colombia S.A.S. and G4S Document Delivery S.A.S (collectively, "G4S"). G4S, a storage rental and records management business with operations in Bogota, Cali, Medellin and Pereira, Colombia, was acquired in a single transaction for an aggregate purchase price of approximately $54,000, subject to post-closing working capital and net debt adjustments. We also acquired the stock of File Service S.A., a storage rental and records management business in Peru, for a purchase price of approximately $16,000, subject to post-closing working capital and net debt adjustments.

        In October 2013, in order to further enhance our existing operations in the U.S., we acquired Cornerstone Records Management, LLC and its affiliates, a national, full solution records and information-management company, in a cash transaction for a purchase price of approximately $191,000. Included in the purchase price is approximately $9,000 held in escrow to secure indemnification obligations and certain working capital adjustments.

        A summary of the cumulative consideration paid and the allocation of the purchase price of all of the acquisitions in each respective year is as follows:

	2011		2012	2013
Cash Paid (gross of cash acquired)	$80,439	(1)	$131,972	$321,121	(1)
Contingent Consideration	2,900		—	—
Fair Value of Previously Held Equity Interest	11,694		4,265	—
Fair Value of Noncontrolling Interest	—		1,000	—

Total Consideration	95,033		137,237	321,121
Fair Value of Identifiable Assets Acquired:
Cash, Accounts Receivable, Prepaid Expenses, Deferred Income Taxes and Other	7,918		18,998	28,532
Property, Plant and Equipment(2)	6,002		11,794	44,681
Customer Relationship Assets(3)	59,100		59,479	173,733
Other Assets	653		4,620	68
Liabilities Assumed and Deferred Income Taxes(4)	(15,245)		(15,947)	(67,645)

Total Fair Value of Identifiable Net Assets Acquired	58,428		78,944	179,369

Goodwill Initially Recorded	$36,605		$58,293	$141,752

(1)
Included in cash paid for acquisitions in the Consolidated Statements of Cash Flows for the years ended December 31, 2011 and 2013 are contingent and other payments of $132 and $76, respectively related to acquisitions made in the current and previous years.

(2)
Consists primarily of racking structures, leasehold improvements and computer hardware and software.

(3)
The weighted average lives of customer relationship assets associated with acquisitions in 2011, 2012 and 2013 was 20 years, 17 years and 22 years, respectively.

(4)
Consists primarily of accounts payable, accrued expenses, notes payable, deferred revenue and deferred income taxes.

        Allocations of the purchase price for acquisitions completed in 2013 were based on estimates of the fair value of net assets acquired and are subject to adjustment. We are not aware of any information that would indicate that the final purchase price allocations will differ meaningfully from preliminary estimates. The purchase price allocations of the 2013 acquisitions are subject to finalization of the assessment of the fair value of intangible assets (primarily customer relationship assets), property, plant and equipment (primarily racking structures), operating leases, contingencies and income taxes (primarily deferred income taxes).